Total
Arrow DWA Tactical: Macro ETF
ARROW DWA Tactical: Macro ETF

ARROW DWA Tactical: Macro ETF

(Formerly known as Arrow DWA Tactical ETF)

DWAT

(a series of Arrow Investments Trust)

Supplement dated February 17, 2021

to the Summary Prospectus and Prospectus dated December 1, 2020

______________________________________________________________________

The following provides notice to shareholders of important changes to the ARROW DWA Tactical: Macro ETF (the “Fund”). Effective immediately, the Fund’s “Fees and Expenses of the Fund” and “Example” sections on page 1 of the Summary Prospectus and page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors may pay brokerage commissions on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.90%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.38%
Acquired Fund Fees and Expenses (2)	0.26%
Total Annual Fund Operating Expenses	2.54%
Fee Waiver (3)	(0.88)%
Total Annual Fund Operating Expenses After Fee Waiver	1.66%
(1)	Restated.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(3)	Arrow Investment Advisors, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees and extraordinary expenses such as litigation) do not exceed 1.40% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days written notice to the Advisor.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$707	$1,271	$2,810

* * * * *

This supplement provides new information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information dated December 1, 2020 and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Please retain this Supplement for future reference.

Fees and Expenses

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors may pay brokerage commissions on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Arrow DWA Tactical: Macro ETF Arrow DWA Tactical: Macro ETF USD ($)
Shareholder Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Arrow DWA Tactical: Macro ETF Arrow DWA Tactical: Macro ETF
Management Fees	0.90%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.38%
Acquired Fund Fees and Expenses	0.26%	[2]
Total Annual Fund Operating Expenses	2.54%
Fee Waiver	(0.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.66%
[1]	Restated.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	Arrow Investment Advisors, LLC (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees and extraordinary expenses such as litigation) do not exceed 1.40% of the Fund's average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees on 60 days written notice to the Advisor.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Arrow DWA Tactical: Macro ETF | Arrow DWA Tactical: Macro ETF | USD ($)	169	707	1,271	2,810